SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE (Details)	6 Months Ended
Jun. 30, 2023 $ / shares shares
Warrant One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants Outstanding and Exercisable	5,737
Exercise Price | $ / shares	$ 26.4
Expiration Date	Jul. 09, 2023
Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants Outstanding and Exercisable	5,737